Subsequent Events - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Apr. 06, 2026	May 06, 2025	Apr. 17, 2025	Mar. 31, 2025	May 30, 2025	Apr. 30, 2025	Jun. 05, 2024
LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity				$ 1,250.0
LIONS GATE ENTERTAINMENT CORP [Member] | Spyglass [Member]
Subsequent Event [Line Items]
Equity Method Investment, Amount Sold			$ 31.9
Proceeds from Sale of Equity Method Investments			28.9
LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Debt instrument variable interest rate percentage				0.75%
LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Subsequent Event [Line Items]
Debt instrument variable interest rate percentage				0.10%
Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Interest rate (as percent)				5.50%
Production Tax Credit Facility | Revolving Credit Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity					$ 380.0
Backlog Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity				$ 175.0
Library Holdings [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner							49.00%
Library Holdings [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner							49.00%
Subsequent Event
Subsequent Event [Line Items]
Number of securities called by each right (in shares)		1
Subsequent Event | New Lionsgate Plan [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		58,000,000
Subsequent Event | Spyglass [Member]
Subsequent Event [Line Items]
Equity Method Investment, Amount Sold			31.9
Proceeds from Sale of Equity Method Investments			$ 28.9
Subsequent Event | LIONS GATE ENTERTAINMENT CORP [Member] | New Lionsgate Plan [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		58,000,000
Subsequent Event | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Subsequent Event [Line Items]
Debt instrument variable interest rate percentage		2.50%
Subsequent Event | Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member] | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)		6.00%
Subsequent Event | LGTV Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Subsequent Event [Line Items]
Debt instrument variable interest rate percentage		1.50%
Subsequent Event | Production Tax Credit Facility | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity					$ 380.0
Subsequent Event | New Lionsgate Credit Agreement [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Debt interest face value		$ 1,200.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.375%
Subsequent Event | New Lionsgate Credit Agreement [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Interest rate (as percent)		0.00%
Subsequent Event | New Lionsgate Credit Agreement [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity		$ 1,200.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.375%
Subsequent Event | New Lionsgate Credit Agreement [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Interest rate (as percent)					0.00%
Debt instrument variable interest rate percentage		1.50%
Subsequent Event | New Lionsgate Credit Agreement [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Subsequent Event [Line Items]
Debt instrument variable interest rate percentage		2.50%
Subsequent Event | New Lionsgate Credit Agreement [Member] | Revolving Credit Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Debt Instrument, Term		5 years
Debt Instrument Covenant Liquidity Ratio Maximum		1.1
Subsequent Event | New Lionsgate Credit Agreement [Member] | Revolving Credit Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Debt interest face value		$ 800.0
Subsequent Event | New Notes [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)		6.00%
Subsequent Event | New Notes [Member] | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)		6.00%
Subsequent Event | Backlog Facility [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity					$ 150.0
Subsequent Event | Backlog Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Revolving credit facility, maximum borrowing capacity				$ 150.0		$ 150.0
Subsequent Event | Old Lionsgate Class A Shareholders [Member] | New Lionsgate Common Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1.12
Subsequent Event | Old Lionsgate Class A Shareholders [Member] | Starz Entertainment Corp Common Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1.12
Subsequent Event | Old Lionsgate Class A Shareholders [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | New Lionsgate Common Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1.12
Subsequent Event | Old Lionsgate Class A Shareholders [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Starz Entertainment Corp Common Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1.12
Subsequent Event | Old Lionsgate Class B Shareholders [Member] | New Lionsgate Common Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1
Subsequent Event | Old Lionsgate Class B Shareholders [Member] | Starz Entertainment Corp Common Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1
Subsequent Event | Old Lionsgate Class B Shareholders [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | New Lionsgate Common Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1
Subsequent Event | Old Lionsgate Class B Shareholders [Member] | LIONS GATE ENTERTAINMENT CORP [Member] | Starz Entertainment Corp Common Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1